UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor

New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor

New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust

Semi-Annual Report

May 31, 2018

GraniteShares HIPS US High Income ETF

GraniteShares ETF Trust

1

Shareholder Expense Example

May 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at December 1, 2017 and held for the entire period ended May 31, 2018.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/2017	Ending Account Value 5/31/2018	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares HIPS US High Income ETF
Actual	$1,000.00	$1,016.60	0.71%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	0.71%	$3.58

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six month period).

2

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

May 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 91.7%
Capital Markets – 17.9%
AllianceBernstein Holding LP(a)	990	$28,066
Apollo Global Management LLC, Class A(a)	4,456	139,562
Apollo Investment Corp.	2,440	13,884
Ares Capital Corp.	4,650	78,492
Ares Management LP(a)	2,462	54,533
Arlington Asset Investment Corp., Class A	260	2,974
Artisan Partners Asset Management, Inc., Class A	780	25,194
BlackRock Capital Investment Corp.	800	4,992
Blackstone Group LP (The)(a)	13,122	418,985
Carlyle Group LP (The)(a)	3,726	81,599
Cohen & Steers, Inc.	220	8,565
Diamond Hill Investment Group, Inc.	35	6,858
Ellington Financial LLC(a)	330	5,260
Federated Investors, Inc., Class B	1,020	24,755
Fidus Investment Corp.	260	3,752
FS Investment Corp.	2,650	20,405
Gladstone Capital Corp.	260	2,363
Gladstone Investment Corp.	350	4,015
Goldman Sachs BDC, Inc.	430	8,811
Golub Capital BDC, Inc.	650	12,032
Hercules Capital, Inc.	910	11,275
Invesco Ltd.	4,475	122,257
KKR & Co. LP	9,102	202,337
Main Street Capital Corp.	570	21,899
Medley Capital Corp.	589	2,085
Monroe Capital Corp.	220	3,102
New Mountain Finance Corp.	750	10,425
Newtek Business Services Corp.	164	3,308
Oaktree Capital Group LLC(a)	1,871	76,617
Oaktree Specialty Lending Corp.	1,330	6,544
Oaktree Strategic Income Corp.	300	2,508
Oxford Square Capital Corp.	560	3,998
PennantPark Floating Rate Capital Ltd.	350	4,771
PennantPark Investment Corp.	790	5,743
Prospect Capital Corp.	3,778	25,539
Pzena Investment Management, Inc., Class A	710	6,383
Solar Capital Ltd.	460	9,941
Solar Senior Capital Ltd.	150	2,495
Stellus Capital Investment Corp.	170	2,183
TCG BDC, Inc.	695	12,635
TCP Capital Corp.	640	9,427
THL Credit, Inc.	360	2,830
TPG Specialty Lending, Inc.	535	9,983
Triangle Capital Corp.	520	5,892
TriplePoint Venture Growth BDC Corp.	170	2,137
Waddell & Reed Financial, Inc., Class A	910	17,654
Westwood Holdings Group, Inc.	80	4,642
WhiteHorse Finance, Inc.	61	874
Total Capital Markets		1,534,581

See accompanying notes to the financial statements.

3

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services – 0.0%**
USA Compression Partners LP(a)	177	$3,287
Equity Real Estate Investment – 42.5%(b)
Acadia Realty Trust(c)	846	21,785
Agree Realty Corp.(c)	292	15,459
Alexander’s, Inc.(c)	37	14,338
American Campus Communities, Inc.(c)	1,514	60,711
Apple Hospitality REIT, Inc.(c)	2,097	39,906
Armada Hoffler Properties, Inc.(c)	510	7,344
Bluerock Residential Growth REIT, Inc.(c)	271	2,407
Brixmor Property Group, Inc.(c)	3,095	49,149
CatchMark Timber Trust, Inc., Class A(c)	530	6,731
Chatham Lodging Trust(c)	454	9,439
Chesapeake Lodging Trust(c)	595	19,177
Colony NorthStar, Inc., Class A(c)	5,632	33,172
Columbia Property Trust, Inc.(c)	1,205	26,655
CoreCivic, Inc.(c)	1,237	26,620
CorEnergy Infrastructure Trust, Inc.(c)	120	4,343
Corporate Office Properties Trust(c)	1,089	30,383
CubeSmart(c)	1,980	60,390
DDR Corp.(c)	1,528	23,210
DiamondRock Hospitality Co.(c)	2,004	25,511
Education Realty Trust, Inc.(c)	835	30,511
EPR Properties(c)	714	43,832
Farmland Partners, Inc.(c)	320	2,723
Four Corners Property Trust, Inc.(c)	674	15,428
Franklin Street Properties Corp.(c)	1,170	9,056
Front Yard Residential Corp.(c)	591	6,217
Gaming and Leisure Properties, Inc.(c)	2,207	77,466
GEO Group, Inc. (The)(c)	1,350	33,480
Getty Realty Corp.(c)	331	8,642
GGP, Inc.(c)	6,243	126,608
Gladstone Commercial Corp.(c)	279	5,245
Global Net Lease, Inc.(c)	742	14,647
Government Properties Income Trust(c)	995	14,457
Gramercy Property Trust(c)	1,767	48,716
Highwoods Properties, Inc.(c)	1,035	49,504
Hospitality Properties Trust(c)	1,649	47,739
Host Hotels & Resorts, Inc.(c)	7,386	159,759
Independence Realty Trust, Inc.(c)	916	8,885
Investors Real Estate Trust(c)	1,330	7,408
Iron Mountain, Inc.(c)	3,116	103,732
Jernigan Capital, Inc.(c)	100	1,975
Kimco Realty Corp.(c)	4,328	66,911
Kite Realty Group Trust(c)	840	13,180
Lamar Advertising Co., Class A(c)	1,084	75,034
LaSalle Hotel Properties(c)	1,134	38,896

See accompanying notes to the financial statements.

4

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Lexington Realty Trust(c)	2,360	$20,367
Liberty Property Trust(c)	1,615	71,399
Life Storage, Inc.(c)	500	46,260
Macerich Co. (The)(c)	1,098	61,082
MGM Growth Properties LLC, Class A(c)	2,568	76,218
National Retail Properties, Inc.(c)	1,529	63,346
One Liberty Properties, Inc.(c)	170	4,338
Outfront Media, Inc.(c)	1,530	30,355
Park Hotels & Resorts, Inc.(c)	2,001	64,472
Pebblebrook Hotel Trust(c)	692	28,247
Piedmont Office Realty Trust, Inc., Class A(c)	1,375	26,428
Preferred Apartment Communities, Inc., Class A(c)	404	5,927
Public Storage(c)	1,655	350,595
Ramco-Gershenson Properties Trust(c)	809	9,951
Realty Income Corp.(c)	2,819	150,253
Retail Opportunity Investments Corp.(c)	1,110	20,113
Retail Properties of America, Inc., Class A(c)	2,285	28,014
RLJ Lodging Trust(c)	1,743	40,786
Ryman Hospitality Properties, Inc.(c)	510	42,779
Select Income REIT(c)	700	15,120
Simon Property Group, Inc.(c)	3,137	502,610
Spirit Realty Capital, Inc.(c)	4,804	42,083
STAG Industrial, Inc.(c)	985	26,240
STORE Capital Corp.(c)	1,830	49,044
Summit Hotel Properties, Inc.(c)	1,040	15,902
Sunstone Hotel Investors, Inc.(c)	2,252	39,162
Tanger Factory Outlet Centers, Inc.(c)	967	20,781
Taubman Centers, Inc.(c)	615	33,573
UMH Properties, Inc.(c)	355	5,222
VEREIT, Inc.(c)	10,675	76,433
Washington Prime Group, Inc.(c)	1,950	14,177
Washington Real Estate Investment Trust(c)	868	24,894
Weingarten Realty Investors(c)	1,208	35,419
WP Carey, Inc.(c)	1,181	79,375
Xenia Hotels & Resorts, Inc.(c)	1,072	26,982
Total Equity Real Estate Investment		3,634,728
Mortgage Real Estate Investment – 7.5%
AG Mortgage Investment Trust, Inc.(c)	300	5,664
AGNC Investment Corp.(c)	4,303	80,982
Annaly Capital Management, Inc.(c)	12,788	133,379
Anworth Mortgage Asset Corp.(c)	1,040	5,273
Apollo Commercial Real Estate Finance, Inc.(c)	1,205	22,401
Arbor Realty Trust, Inc.(c)	710	6,788
ARMOUR Residential REIT, Inc.(c)	400	9,268

See accompanying notes to the financial statements.

5

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment (continued)
Blackstone Mortgage Trust, Inc., Class A(c)	1,186	$37,466
Capstead Mortgage Corp.(c)	1,050	9,607
Chimera Investment Corp.(c)	2,081	38,311
CYS Investments, Inc.(c)	1,660	12,151
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	520	9,537
Invesco Mortgage Capital, Inc.(c)	1,260	20,450
Ladder Capital Corp.(c)	1,321	20,502
MFA Financial, Inc.(c)	4,324	33,641
MTGE Investment Corp.(c)	509	10,154
New Residential Investment Corp.(c)	3,651	65,280
New York Mortgage Trust, Inc.(c)	1,250	7,700
PennyMac Mortgage Investment Trust(c)	668	12,505
Redwood Trust, Inc.(c)	830	13,579
Starwood Property Trust, Inc.(c)	2,844	61,743
Two Harbors Investment Corp.(c)	1,915	29,778
Total Mortgage Real Estate Investment		646,159
Oil, Gas & Consumable Fuels – 23.8%
Alliance Holdings GP LP(a)	250	7,092
Alliance Resource Partners LP(a)	808	15,554
Andeavor Logistics LP(a)	972	41,699
Black Stone Minerals LP(a)	1,784	32,469
Buckeye Partners LP(a)	1,605	57,860
Cheniere Energy Partners LP(a)	646	23,243
CNX Midstream Partners LP(a)	400	7,496
Crestwood Equity Partners LP(a)	500	16,800
CVR Refining LP(a)	588	13,318
DCP Midstream LP(a)	991	41,533
Enable Midstream Partners LP(a)	905	14,969
Enbridge Energy Partners LP(a)	3,801	37,440
Energy Transfer Equity LP(a)	9,645	166,666
Energy Transfer Partners LP(a)	11,960	227,120
EnLink Midstream LLC	610	10,675
EnLink Midstream Partners LP(a)	1,811	30,968
Enterprise Products Partners LP(a)	16,142	466,504
Genesis Energy LP(a)	1,155	25,364
Golar LNG Partners LP (United Kingdom)	540	9,056
Holly Energy Partners LP(a)	718	21,095
MPLX LP(a)	3,133	112,506
NGL Energy Partners LP(a)	1,317	14,092
NuStar Energy LP(a)	829	20,261
PBF Logistics LP(a)	350	7,017
Plains All American Pipeline LP(a)	4,725	111,037
Plains GP Holdings LP, Class A*	3,210	78,870
SemGroup Corp., Class A	738	18,671
Ship Finance International Ltd. (Norway)	640	9,120
Spectra Energy Partners LP(a)	975	29,386
Summit Midstream Partners LP(a)	510	8,288
Sunoco LP(a)	505	13,433
Tallgrass Energy Partners LP(a)	521	22,752

See accompanying notes to the financial statements.

6

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	2,378	$115,642
TC PipeLines LP(a)	575	13,984
Teekay LNG Partners LP (Bermuda)	593	10,259
Viper Energy Partners LP(a)	430	14,009
Western Gas Partners LP(a)	1,160	59,937
Williams Partners LP(a)	2,686	106,903
Total Oil, Gas & Consumable Fuels		2,033,088
Total Common Stocks
(Cost $7,743,159)		7,851,843
INVESTMENT COMPANIES – 7.9%
Aberdeen Asia-Pacific Income Fund, Inc.	2,820	12,690
Aberdeen Income Credit Strategies Fund	140	1,942
AllianceBernstein Global High Income Fund, Inc.	950	11,048
Apollo Senior Floating Rate Fund, Inc.	170	2,819
Apollo Tactical Income Fund, Inc.	160	2,536
Ares Dynamic Credit Allocation Fund, Inc.	260	4,272
Barings Global Short Duration High Yield Fund	220	4,103
BlackRock 2022 Global Income Opportunity Trust	230	2,111
BlackRock Core Bond Trust	595	7,675
BlackRock Corporate High Yield Fund, Inc.	1,400	14,700
BlackRock Credit Allocation Income Trust	1,180	14,608
BlackRock Debt Strategies Fund, Inc.	670	7,551
BlackRock Floating Rate Income Strategies Fund, Inc.	410	5,806
BlackRock Floating Rate Income Trust	260	3,505
BlackRock Income Trust, Inc.	704	4,090
BlackRock Limited Duration Income Trust	410	6,138
BlackRock Multi-Sector Income Trust	420	7,211
BlackRock Taxable Municipal Bond Trust	622	13,584
Blackstone/GSO Senior Floating Rate Term Fund	160	2,878
Blackstone/GSO Strategic Credit Fund	490	7,747
Blackstone/GSO Long-Short Credit Income Fund	140	2,345
Brandywine Global Income Opportunities Fund, Inc.	230	2,705
Brookfield Real Assets Income Fund, Inc.	400	9,128
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	315	7,906

See accompanying notes to the financial statements.

7

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Cohen & Steers Select Preferred and Income Fund, Inc.	131	$3,418
Credit Suisse High Yield Bond Fund	1,100	2,877
DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	160	3,381
DoubleLine Income Solutions Fund	1,120	22,411
Dreyfus High Yield Strategies Fund	800	2,512
Eagle Point Credit Co., Inc.	190	3,437
Eaton Vance Floating-Rate Income Trust	440	6,534
Eaton Vance Limited Duration Income Fund	1,265	16,129
Eaton Vance Senior Floating-Rate Trust	410	5,998
Eaton Vance Senior Income Trust	415	2,735
Eaton Vance Short Duration Diversified Income Fund	196	2,589
First Trust High Income Long/Short Fund	390	5,753
First Trust Intermediate Duration Preferred & Income Fund	664	14,542
First Trust Senior Floating Rate 2022 Target Term Fund	390	3,654
First Trust Senior Floating Rate Income Fund II	290	3,767
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	211	4,838
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	480	8,957
Flaherty & Crumrine Total Return Fund, Inc.	108	2,094
Franklin Limited Duration Income Trust	240	2,652
Guggenheim Credit Allocation Fund	80	1,816
Guggenheim Strategic Opportunities Fund	260	5,535
Guggenheim Taxable Municipal Managed Duration Trust	190	4,074
Invesco Bond Fund	125	2,206
Invesco Dynamic Credit Opportunities Fund	820	9,619
Invesco High Income 2023 Target Term Fund	260	2,577
Invesco Senior Income Trust	1,980	8,692
Ivy High Income Opportunities Fund	180	2,576
John Hancock Preferred Income Fund	285	6,071
John Hancock Preferred Income Fund II	233	4,818
John Hancock Preferred Income Fund III	346	6,280

See accompanying notes to the financial statements.

8

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
John Hancock Premium Dividend Fund	542	$8,542
KKR Income Opportunities Fund	160	2,586
MFS Charter Income Trust	590	4,679
MFS Intermediate Income Trust	1,300	5,057
MFS Multimarket Income Trust	850	4,811
Morgan Stanley Emerging Markets Debt Fund, Inc.	220	1,989
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	740	5,210
Neuberger Berman High Yield Strategies Fund, Inc.	210	2,289
New America High Income Fund, Inc. (The)	256	2,232
Nuveen Build America Bond Fund	290	5,928
Nuveen Credit Strategies Income Fund	1,490	12,054
Nuveen Floating Rate Income Fund	620	6,715
Nuveen Floating Rate Income Opportunity Fund	440	4,668
Nuveen Global High Income Fund, Class I	250	3,920
Nuveen High Income December 2018 Target Term Fund	320	3,139
Nuveen High Income December 2019 Target Term Fund	298	2,935
Nuveen High Income November 2021 Target Term Fund	610	5,801
Nuveen Mortgage Opportunity Term Fund	170	3,963
Nuveen Preferred & Income Opportunities Fund	1,125	11,036
Nuveen Preferred & Income Securities Fund	2,223	20,918
Nuveen Preferred & Income Term Fund	249	5,941
Nuveen Senior Income Fund	415	2,702
Nuveen Short Duration Credit Opportunities Fund	110	1,881
Oxford Lane Capital Corp.	200	2,106
PIMCO Corporate & Income Opportunity Fund	850	15,632
PIMCO Corporate & Income Strategy Fund	430	7,620
PIMCO Dynamic Credit and Mortgage Income Fund	1,484	35,008
PIMCO Dynamic Income Fund	530	16,801
PIMCO High Income Fund	1,400	11,410
PIMCO Income Opportunity Fund	160	4,414
PIMCO Income Strategy Fund	270	3,294
PIMCO Income Strategy Fund II	650	6,916
PIMCO Strategic Income Fund, Inc.	460	4,425

See accompanying notes to the financial statements.

9

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Pioneer Floating Rate Trust	270	$3,078
Pioneer High Income Trust	320	3,014
Prudential Global Short Duration High Yield Fund, Inc.	450	6,197
Prudential Short Duration High Yield Fund, Inc.	360	5,065
Putnam Master Intermediate Income Trust	630	2,948
Putnam Premier Income Trust	1,291	6,816
Stone Harbor Emerging Markets Income Fund	180	2,518
Templeton Emerging Markets Income Fund	525	5,518
Templeton Global Income Fund	1,470	9,143
Virtus Global Multi-Sector Income Fund	120	1,688
Voya Prime Rate Trust	1,640	8,397
Wells Fargo Income Opportunities Fund	780	6,240
Wells Fargo Multi-Sector Income Fund	380	4,853
Western Asset Emerging Markets Debt Fund, Inc.	669	9,078
Western Asset Global Corporate Defined Opportunity Fund, Inc.	160	2,669
Western Asset Global High Income Fund, Inc.	500	4,590
Western Asset High Income Fund II, Inc.	960	6,182
Western Asset High Income Opportunity Fund, Inc.	1,430	6,807
Western Asset High Yield Defined Opportunity Fund, Inc.	250	3,638
Western Asset Inflation-Linked Opportunities & Income Fund	670	7,464
Western Asset Inflation-Linked Securities & Income Fund	320	3,638
Western Asset Mortgage Defined Opportunity Fund, Inc.	110	2,686
Total Investment Companies
(Cost $703,349)		680,489
MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Portfolio, 1.62%(d) (Cost $39,625)	39,625	39,625
Total Investments – 100.1%
(Cost $8,486,133)		8,571,957
Liabilities in Excess of Other Assets – (0.1)%		(11,677)
Net Assets – 100.0%		$8,560,280

See accompanying notes to the financial statements.

10

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

May 31, 2018 (Unaudited)

*	Non-income producing security.
**	Less than 0.05%
(a)	Master Limited Partnership (“MLP”)
(b)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Real Estate Investment Trust (“REIT”)
(d)	Rate shown reflects the 7-day yield as of May 31, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$7,851,843	$–	$–	$7,851,843
Investment Companies	680,489	–	–	680,489
Money Market Fund	39,625	–	–	39,625
Total Investment in Securities	$8,571,957	$–	$–	$8,571,957

For the period ended May 31, 2018, there were no transfers between any levels. As of May 31, 2018 there were no Level 3 investments held in the Fund.

See accompanying notes to the financial statements.

11

GraniteShares ETF Trust

Statement of Assets and Liabilities

May 31, 2018 (Unaudited)

GraniteShares HIPS US High Income ETF
Assets:
Investments at cost	$8,486,133
Investments at value	$8,571,957
Securities sold receivable	135
Dividends and interest receivable	7,964
Total Assets	8,580,056
Liabilities:
Payable to custodian	17
Advisory fees payable	14,129
Trustee fees payable	842
CCO fees payable	4,788
Total Liabilities	19,776
Net Assets	$8,560,280

Net Assets Consist of:
Paid-in capital	$8,928,621
Accumulated net investment loss	(286,523)
Accumulated net realized gain (loss)	(167,642)
Net unrealized appreciation (depreciation)	85,824
Net Assets	$8,560,280

Shares Outstanding	500,000
Net Asset Value per share:	$17.12

See accompanying notes to the financial statements.

12

GraniteShares ETF Trust

Statement of Operations

GraniteShares HIPS US High Income ETF
Six Months Ended May 31, 2018 (Unaudited)
Investment Income:
Dividends	$158,859
Total Investment Income	158,859
Expenses:
Advisory fees	31,840
Trustees’ fees	2,821
CCO fees	9,784
Total Expenses	44,445
Expense Reimbursement	(12,605)
Net Expenses	31,840
Net Investment Income	127,019
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(120,818)
Distributions from investments in other investment companies	342
In-kind redemptions	103,778
Net realized loss	(16,698)
Net change in unrealized appreciation (depreciation) on:
Investments	11,046
Net change in unrealized appreciation (depreciation)	11,046
Net Realized and Unrealized Loss	(5,652)
Net Increase in Net Assets Resulting from Operations	$121,367

See accompanying notes to the financial statements.

13

GraniteShares ETF Trust

Statements of Changes in Net Assets

	GraniteShares HIPS US High Income ETF
	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net investment income	$127,019	$299,789
Net realized gain (loss)	(16,698)	181,484
Net change in unrealized gain	11,046	168,598
Net Increase in Net Assets Resulting from Operations	121,367	649,871

Distributions to shareholders:
From net investment income	(338,625)	(250,280)
Tax return of capital to shareholders	—	(426,970)
Total distributions to shareholders	(338,625)	(677,250)

From share transactions:
Proceeds from sales of shares	—	4,489,725
Cost of shares redeemed	(1,716,180)	(934,185)
Net increase (decrease) in net assets resulting from share transactions	(1,716,180)	3,555,540
Total Increase (Decrease) in net assets	(1,933,438)	3,528,161

Net Assets:
Beginning of period	10,493,718	6,965,557
End of period	$8,560,280	$10,493,718
Accumulated net investment loss	$(286,523)	$(74,917)

Changes in Shares Outstanding:
Shares outstanding, beginning of period	600,000	400,000
Shares sold	—	250,000
Shares redeemed	(100,000)	(50,000)
Shares outstanding, end of period	500,000	600,000

See accompanying notes to the financial statements.

14

GraniteShares ETF Trust

Financial Highlights

GraniteShares HIPS US High Income ETF	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Year Ended November 30, 2016	For the Period from January 6, 2015(a) to November 30, 2015
Operating Performance:
Net asset value, beginning of period	$17 .49		$17 .41	$16 .54	$20 .00
Net investment income(b)	0 .24		0 .57	0 .74	0 .63
Distributions of net realized gains from investments in other investment companies	—	(d)	—		—
Net realized and unrealized gain (loss)(c)	0 .04		0 .80	1 .42	(3 .01)
Total gain (loss) from investment operations	0 .28		1 .37	2 .16	(2 .38)
Less distributions from:
Net investment income	(0 .65)		(0 .48)	(0 .85)	(0 .59)
Tax return of capital to shareholders	—		(0 .81)	(0 .44)	(0 .49)
Total distributions	(0 .65)		(1 .29)	(1 .29)	(1 .08)
Net asset value, end of period	$17 .12		$17 .49	$17 .41	$16 .54
Total Return(e)	1.66	%(f)	7 .87%	14 .02%	(12 .39)	%(f)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$8,560		$10,494	$6,966	$4,962
Ratio of net investment income to average net assets	2 .81	%(g)	3 .18%	4 .49%	3 .72	%(g)
Ratio of investment income (loss) excluding tax expense to average net assets	2 .81	%(g)	3 .18%	4 .50%	3 .72	%(g)
Ratio of operating expenses before waivers/reimbursements	0 .98	%(g)	0 .75%	0 .76%	0 .75	%(g)
Ratio of net operating expenses net of waivers/reimbursements	0 .71	%(g)	0 .75%	0 .75%	0 .75	%(g)
Portfolio turnover rate(h)	18	%(f)	88%	54%	23	%(f)

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(d)	Amount represents less than $0.005.
(e)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

See accompanying notes to the financial statements.

15

Notes To Financial Statements

May 31, 2018 (unaudited)

ORGANIZATION

GraniteShares HIPS US High Income ETF (the “Fund”) is a diversified series of GraniteShares ETF Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. The GraniteShares HIPS US High Income ETF, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

SECURITIES VALUATION

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

16

Notes To Financial Statements (continued)

May 31, 2018 (unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at May 31, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC, the investment adviser to Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust. For its services, the Adviser receives a fee that is equal to 0.70% per annum of the average daily net assets of the Fund.

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

17

Notes To Financial Statements (continued)

May 31, 2018 (unaudited)

SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

INVESTMENT TRANSACTIONS

During the period ended May 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,636,586 and $1,681,206, respectively.

During the period ended May 31, 2018, in-kind transactions associated with creations and redemptions were $- and $1,702,678, respectively.

FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ’‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to a Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ’‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At May 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,486,133	$642,105	$(556,281)	$85,824

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales.

18

Notes To Financial Statements (continued)

May 31, 2018 (unaudited)

INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Management expects this risk of loss due to be remote

PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

MLP Risk: MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Business Development Company (“BDC”) Risk: BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by the Fund.

Investment Company Risk: The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

19

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Fund proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

20

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	7/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	7/25/2018

* Print the name and title of each signing officer under his or her signature.